Merger with MabVax Therapeutics, Inc. (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Estimated Purchase Price of Acquisition

The total estimated purchase price of the acquisition as of July 8, 2014 is as follows:

Purchase Consideration:

(In thousands)
Purchase Consideration		$6,416
Telik Assets:
Cash and Cash Equivalents	$1,497
Accounts Receivable	31
Prepaids and Other Current Assets	182

		(1,710)
Telik Liabilities:
Accrued Compensation	$850
Accrued Liabilities	111
Accrued Contingent Termination Fee	591
Warrant Liability	568

		2,120

Goodwill		$6,826